Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Office equipment	Leasehold improvement	Motor vehicles	Computer equipment	Furniture and fixture	Total
	EUR	EUR	EUR	EUR	EUR	EUR
Cost:
At January 1, 2021	5,923	-	-	-	-	5,923
Additions	9,153	7,200	-	-	-	16,353
At December 31, 2021	15,076	7,200	-	-	-	22,276
Additions	1,209	-	-	-	-	1,209
At December 31, 2022	16,285	7,200	-	-	-	23,485
Additions	359,127	45,503	29,271	4,626	16,640	455,167
Disposals	(31,555)	(7,200)	-	(4,626)	(1,290)	(44,671)
At December 31, 2023	343,857	45,503	29,271	-	15,350	433,9817

Accumulated depreciation:
At January 1, 2021	3,646	-	-	-	-	3,646
Depreciation for the year	3,015	1,440	-	-	-	4,455
At December 31, 2021	6,661	1,440	-	-	-	8,101
Depreciation for the year	2,579	1,440	-	-	-	4,019
At December 31, 2022	9,240	2,880	-	-	-	12,120
Depreciation on disposal	(9,780)	(2,880)	-	(602)	(65)	(13,326)
Depreciation for the year	22,576	379	869	602	576	25,003
At December 31, 2023	22,036	379	11,197	-	512	23,796

Net carrying amount:
At December 31, 2021	8,415	5,760	-	-	-	14,175
At December 31, 2022	7,045	4,320	-	-	-	11,365
At December 31, 2023	321,820	45,124	28,402	-	14,838	410,184